INTANGIBLE ASSETS, NET (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Software copyright	$ 1,681,890	$ 3,754,861
Patent and others	2,990,234	2,847,940
Total intangible assets	4,672,124	6,602,801
Less: Accumulated and amortization	(862,275)	(658,644)
Impairment loss	0	(1,495,353)
Intangible assets, net	3,809,849	4,448,804
Continuing Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	3,809,849	4,448,804
Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 0	$ 0